Commitment and Contingencies - Summary of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease cost
Operating lease cost	$ 278	$ 215
Variable payments	0	0
Total lease cost	278	215
Other information
Operating lease payments	$ 278	$ 211
Remaining lease term	2 years 10 months 24 days	4 years
Discount rate	8.02%	8.44%